Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 4,678	$ 6,191	$ 8,808
Accounts Receivable	1,845	1,845
Inventory	74,395	68,777	3,459
Other current assets	12,136
Total current assets	93,054	76,813	12,267
Property, plant and equipment	41,458	41,458
Leasehold improvements	49,435	49,435
Accumulated Depreciations	(28,464)	(9,488)
Property and equipment, net	62,429	81,405
Other assets
Operating lease - right-of-use asset, net	32,257	49,180	81,665
Non-compete agreement, net			4,167
Intellectual property	9,735,000	9,735,000
Other intangible assets	250,000	250,000
Accumulated Amortization	(748,875)	(249,625)
Security deposit	9,000	9,000	9,000
Total other assets	9,277,382	9,793,555	94,832
Total assets	9,432,865	9,951,773	107,099
Current liabilities
Accounts payable and accrued liabilities	172,114	164,891	39,464
Unearned Revenue	200,000
Operating lease - current liability	32,257	34,317	32,484
Total current liabilities	1,036,921	1,337,778	102,455
Long-term liabilities
Operating lease - long-term liability		14,864	49,180
Total long-term liabilities		14,864	49,180
Total liabilities	1,036,921	1,352,642	151,635
Stockholders’ deficit
Members’ deficit			140,500
Series A Convertible Preferred stock, par value $.001; 5,000,000 shares authorized; 150 and 0 issued and outstanding as of June 30, 2025 and December 31, 2024, respectively.			500
Common stock; $0.001 par value; 295,000,000 shares authorized; 27,945,130 and 27,657,679 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively.	27,945	27,658	109,138
Additional paid-in capital	12,341,580	11,482,636	1,275,156
Accumulated deficit	(3,973,581)	(2,911,163)	(1,569,830)
Total Stockholders’ deficit	8,395,944	8,599,131	(44,536)
Total liabilities and stockholders’ deficit	9,432,865	9,951,773	107,099
Related Party [Member]
Current liabilities
Due to related party	35,000		$ 30,507
Related party promissory notes	$ 597,550	$ 1,138,570